Derivative financial instruments - Summary of Derivative Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Fair value	$ 1,536	$ 1,157
Reais [member] | Sales [member] | Derivative Instrument 1 [member]
Derivative [Line Items]
Notional amount	$ 14,000	$ 10,500
Type	Sell	Sell
Maturity	Jan 22	Jan / Feb 21
Fair value	$ 91	$ 77
Reais [member] | Sales [member] | Derivative Instrument 6 [member]
Derivative [Line Items]
Notional amount	$ 10,000
Type	Sell
Maturity	Feb 22
Fair value	$ 247
Mexican Pesos [member] | Sales [member] | Derivative Instrument 2 [member]
Derivative [Line Items]
Notional amount	$ 14,000	$ 15,000
Type	Sell	Sell
Maturity	Jan 22	Jan 21
Fair value	$ 332	$ 395
Mexican Pesos [member] | Sales [member] | Derivative Instrument 3 [member]
Derivative [Line Items]
Notional amount		$ 10,000
Type		Sell
Maturity		Jan 21
Fair value		$ 262
Mexican Pesos [member] | Sales [member] | Derivative Instrument 4 [member]
Derivative [Line Items]
Notional amount		$ 5,000
Type		Sell
Maturity		Jan 21
Fair value		$ 51
Mexican Pesos [member] | Sales [member] | Derivative Instrument 5 [member]
Derivative [Line Items]
Notional amount		$ 10,000
Type		Sell
Maturity		Feb 21
Fair value		$ 166
Mexican Pesos [member] | Sales [member] | Derivative Instrument 6 [member]
Derivative [Line Items]
Notional amount		$ 10,000
Type		Sell
Maturity		Feb 21
Fair value		$ 103
Mexican Pesos [member] | Sales [member] | Derivative Instrument 7 [member]
Derivative [Line Items]
Notional amount	$ 9,000	$ 10,000
Type	Sell	Sell
Maturity	Feb 22	Feb 21
Fair value	$ 364	$ 103
Mexican Pesos [member] | Sales [member] | Derivative Instrument 10 [Member]
Derivative [Line Items]
Notional amount	$ 5,000
Type	Sell
Maturity	Mar 22
Fair value	$ 148
Argentinian Pesos [member] | Purchase [member] | Derivative Instrument 3 [member]
Derivative [Line Items]
Notional amount	$ 10,000
Type	Buy
Maturity	Jan 22
Fair value	$ 371
Chilean Pesos [member] | Purchase [member] | Derivative Instrument 4 [member]
Derivative [Line Items]
Notional amount	$ 4,000
Type	Buy
Maturity	Jan 22
Fair value	$ (34)
Chilean Pesos [member] | Purchase [member] | Derivative Instrument 9 [Member]
Derivative [Line Items]
Notional amount	$ 3,000
Type	Buy
Maturity	Feb 22
Fair value	$ (34)
Colombian Pesos [member] | Sales [member] | Derivative Instrument 5 [member]
Derivative [Line Items]
Notional amount	$ 3,000
Type	Sell
Maturity	Jan 22
Fair value	$ 20
Colombian Pesos [member] | Sales [member] | Derivative Instrument 8 [Member]
Derivative [Line Items]
Notional amount	$ 4,000
Type	Sell
Maturity	Feb 22
Fair value	$ 31